Net income/(expense) from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments designated and otherwise mandatorily measured at fair value (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	$ 695
Net income/expense from financial instruments measured at fair value through profit and loss	8,641	$ 11,417	$ 6,786
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	(626)	(343)	(1,604)
Other changes in fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	529	498	1,400
HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	245	(181)	119
Gains (losses) on financial liabilities designated at fair value	(77)	103	(49)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	43	0	0
Net income/expense from financial instruments measured at fair value through profit and loss	211	(78)	70
HSBC Holdings | Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	(337)	292	(642)
HSBC Holdings | Other changes in fair value
Disclosure of financial liabilities [line items]
Gains (losses) on financial liabilities designated at fair value	260	(189)	593
Trading securities
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	6,982	8,236	7,473
Trading securities | HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	(176)	(392)	119
- other instruments managed at on a fair value basis
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	2,549	190	$ 48
- other instruments managed at on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Gains (losses) on financial assets designated at fair value	$ 421	$ 211